Going Concern (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Going Concern [Line Items]
Revenue	$ 1,049,341	$ 768,361
Revenue increased percentage	37.00%
Gross Profit	$ 185,335	332,555
Operating expenses	1,581,032	855,021
Net loss	(1,408,902)	(716,633)
Working capital deficit	2,700,000
Cash	2,459,943		$ 671,355
Accounts receivable	308,435		145,853
Short-term bank loans	212,184
Continuing Operations [Member]
Going Concern [Line Items]
Revenue	300,000
Gross Profit		$ 100,000
Gross profit from continued operation percentage		44.00%
Minimum [Member]
Going Concern [Line Items]
Revenue		$ 800,000
Maximum [Member]
Going Concern [Line Items]
Revenue	$ 1,000,000